Cash, cash equivalents and restricted cash - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 198,285	$ 159,623